Commitments and contingencies - Additional Information (Details)		1 Months Ended			6 Months Ended
	Jul. 02, 2019 USD ($)	Oct. 31, 2019 USD ($)	Jul. 31, 2019 USD ($)	Jun. 30, 2019 USD ($)	Jun. 30, 2021 USD ($)	Jun. 30, 2021 CNY (¥)	Jun. 30, 2020 USD ($)	Mar. 29, 2021 USD ($)
Loss Contingencies [Line Items]
Operating leases rental expense					$ 804,000		$ 1,017,000
Future minimum purchase commitment ,2021					1,180,000
Future minimum purchase commitment ,2022					689,000
Total compensatory and enhanced damages		$ 8,200,000	$ 2,800,000
Increase in claimed damage by plaintiff	$ 8,500,000
Escrowed funds released and refunded								$ 8,200,000
Claimed damage			$ 21,000	$ 21,000
Group's Employees [Member]
Loss Contingencies [Line Items]
Claimed damage				$ 14,000,000
Maximum
Loss Contingencies [Line Items]
Claimed damage					$ 1,600,000	¥ 10,500,000